RELATED PARTY BALANCES AND TRANSACTIONS - Due to related parties (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Related Party Transaction
Due to related parties	¥ 27,029	$ 3,857	¥ 174,484
Xinjiang Ginbo Seeds Center
Related Party Transaction
Due to related parties			54
Companies controlled by the Company's directors
Related Party Transaction
Due to related parties	1,680		1,721
Shareholders
Related Party Transaction
Due to related parties	13,118		15,434
Unsecured borrowing included in due to shareholders	6,836		5,381
Accrued interest	1,140		354
Advances from shareholders of selling seed	5,142		9,699
Beijing Origin
Related Party Transaction
Due to related parties			148,219
The Company's Chairman
Related Party Transaction
Due to related parties	3,973		3,657
Ying De
Related Party Transaction
Due to related parties	¥ 8,258		¥ 5,399